Document and Entity Information	0 Months Ended
Mar. 12, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 12, 2012
Registrant Name	EPIPHANY FUNDS
Central Index Key	0001377031
Amendment Flag	false
Document Creation Date	May 21, 2012
Document Effective Date	May 21, 2012
Prospectus Date	Mar 12, 2012

Epiphany FFV Latin America Fund
RISK/RETURN
Investment Objective
The Epiphany FFV Latin America Fund seeks long term growth of capital.
Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section of the Fund’s prospectus and in the "Sales Charges" section of the Fund’s Statement of Additional Information.

Shareholder fees (paid directly from your investment):
Shareholder Fees Epiphany FFV Latin America Fund (USD $)	Epiphany FFV Latin America Fund Class A shares	Epiphany FFV Latin America Fund Class C shares	Epiphany FFV Latin America Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%	none
Maximum Sales Charge (Load) on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10	10

Annual Fund operating expenses (expenses deducted from Fund assets):
Operating Expenses Epiphany FFV Latin America Fund		Epiphany FFV Latin America Fund Class A shares	Epiphany FFV Latin America Fund Class C shares	Epiphany FFV Latin America Fund Class N shares
Management Fees		1.00%	1.00%	1.00%
Distribution [and/or Service] (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses	[1]	0.50%	0.50%	0.50%
Acquired Funds Fees and Expenses		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%	1.81%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.81%	2.56%	1.81%
[1]	Because the Fund is a new fund, the "Other Expenses" are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A and Class N shares and 2.50% of the average daily net assets for Class C shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Epiphany FFV Latin America Fund (USD $)	One Year	Three Years
Epiphany FFV Latin America Fund Class A shares	675	1,041
Epiphany FFV Latin America Fund Class C shares	359	796
Epiphany FFV Latin America Fund Class N shares	184	569

Expense Example No Redemption (USD $)	One Year	Three Years
Epiphany FFV Latin America Fund Epiphany FFV Latin America Fund Class C shares	259	796

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategy

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the Socially Responsible Investment Screens, an exclusionary screening practice used by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Trinity Fiduciary Partners, LLC (the “Adviser”) defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Mexico, Central and South America.

The Socially Responsible Investment Screens are applied to countries and potential securities before any investment is initiated. Application of the exclusionary screening is based on information known about the company by the Adviser or gleaned by third parties that compile and publish such data. The screening is consistent with the USCCB (U.S. Conference of Catholic Bishops) Socially Responsible Investment Guidelines.

A country will generally be excluded from the Fund if it falls under the following categories:

·

Government is not a Democracy;

·

Lacks economic freedom, i.e. not a free market economy;

·

Lacks consistent foreign investment rules;

·

Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

According to Socially Responsible Investment Screens, a company will generally be excluded from the Fund that is known to:

·

Directly participate in abortion;

·

Manufacture contraceptives;

·

Engage in scientific research on human fetuses or embryos;

·

Produce pornographic media content, or contributes to sexually explicit internet operations or retail sales ;

·

Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund’s portfolio that are consistent with the Fund’s investment objective and its 80% investment policy. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by Socially Responsible Investment Screens. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the exclusionary screening is at the discretion of the Adviser who may opt to hold the security based on the security’s anticipated appreciation, as a means to effect change in the activities or policies of the company, or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment or to create desired country exposures.  The Fund may also invest a percentage of its assets in derivatives, such as future and options contracts. The underlying securities of these other equities will not be subject to the Socially Responsible Screen.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected in conjunction to their respective countries of domicile.  The Fund will only invest in countries that first pass the exclusion screening.  The Fund will generally not invest in a company whose corporate headquarters is located in any country that is not a democracy.  Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios, historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

Analysis will be performed using both internal and external research, supplemented with information gathered through the relationships built by one of the portfolio managers in his 35 years of Latin American business and investing experience.  The Fund will seek out the most attractive investment opportunities within each country while taking into consideration sector allocations that best represent the region.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Socially Responsible Investment Screens.  The Fund may also sell a security when the portfolio manager determines that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Socially Responsible Investment Screens is at the discretion of the Adviser who may opt to hold the security based on the security’s anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.

Principal Risks

Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Currency Risk.  Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Equity Securities Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds"), as an alternative to holding cash before investment or as a way to hedge risk.  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Latin America Geographic Risk. Because the Fund concentrates the investments in Latin American companies, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.  These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Valuation Risk. Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations. In the future, the Fund’s performance will be provided in this section.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 12, 2012
Registrant Name	dei_EntityRegistrantName	EPIPHANY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001377031
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2012
Prospectus Date	rr_ProspectusDate	Mar 12, 2012
Epiphany FFV Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epiphany FFV Latin America Fund seeks long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section of the Fund’s prospectus and in the "Sales Charges" section of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses deducted from Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is a new fund, the "Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the Socially Responsible Investment Screens, an exclusionary screening practice used by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Trinity Fiduciary Partners, LLC (the “Adviser”) defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Mexico, Central and South America.

The Socially Responsible Investment Screens are applied to countries and potential securities before any investment is initiated. Application of the exclusionary screening is based on information known about the company by the Adviser or gleaned by third parties that compile and publish such data. The screening is consistent with the USCCB (U.S. Conference of Catholic Bishops) Socially Responsible Investment Guidelines.

A country will generally be excluded from the Fund if it falls under the following categories:

·

Government is not a Democracy;

·

Lacks economic freedom, i.e. not a free market economy;

·

Lacks consistent foreign investment rules;

·

Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

According to Socially Responsible Investment Screens, a company will generally be excluded from the Fund that is known to:

·

Directly participate in abortion;

·

Manufacture contraceptives;

·

Engage in scientific research on human fetuses or embryos;

·

Produce pornographic media content, or contributes to sexually explicit internet operations or retail sales ;

·

Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund’s portfolio that are consistent with the Fund’s investment objective and its 80% investment policy. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by Socially Responsible Investment Screens. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the exclusionary screening is at the discretion of the Adviser who may opt to hold the security based on the security’s anticipated appreciation, as a means to effect change in the activities or policies of the company, or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment or to create desired country exposures.  The Fund may also invest a percentage of its assets in derivatives, such as future and options contracts. The underlying securities of these other equities will not be subject to the Socially Responsible Screen.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected in conjunction to their respective countries of domicile.  The Fund will only invest in countries that first pass the exclusion screening.  The Fund will generally not invest in a company whose corporate headquarters is located in any country that is not a democracy.  Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios, historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

Analysis will be performed using both internal and external research, supplemented with information gathered through the relationships built by one of the portfolio managers in his 35 years of Latin American business and investing experience.  The Fund will seek out the most attractive investment opportunities within each country while taking into consideration sector allocations that best represent the region.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Socially Responsible Investment Screens.  The Fund may also sell a security when the portfolio manager determines that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Socially Responsible Investment Screens is at the discretion of the Adviser who may opt to hold the security based on the security’s anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the Socially Responsible Investment Screens, an exclusionary screening practice used by Trinity Fiduciary Partners, LLC (the "Adviser").
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Currency Risk.  Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Equity Securities Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds"), as an alternative to holding cash before investment or as a way to hedge risk.  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Latin America Geographic Risk. Because the Fund concentrates the investments in Latin American companies, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.  These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Valuation Risk. Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Fund has not yet commenced operations. In the future, the Fund’s performance will be provided in this section.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations.
Epiphany FFV Latin America Fund | Epiphany FFV Latin America Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Epiphany FFV Latin America Fund | Epiphany FFV Latin America Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	2.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	359
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Epiphany FFV Latin America Fund | Epiphany FFV Latin America Fund Class N shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(10)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569

[1]	Because the Fund is a new fund, the "Other Expenses" are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A and Class N shares and 2.50% of the average daily net assets for Class C shares through February 28, 2013. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 12, 2012